Summary of Significant Accounting Policies - Goodwill and Other Intangible Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Goodwill impairment	$ 723,884,000	$ 418,000,000	$ 0
Impairment loss	$ 0	$ 0	$ 0